Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
March 2021 Note Payable [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	$ 30,000
Convertible notes, net of current portion
Unamortized loan discount	(1,344)
Carrying value	28,656
June 2020 Note [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion		$ 15,000
Convertible notes, net of current portion
Convertible notes, face value	15,000
Unamortized loan discount	(1,006)	(1,942)
Total	13,994
Carrying value	13,994	$ 13,058
Unamortized debt issuance cost (asset)
June 2021 Note [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	556
Convertible notes, net of current portion
Convertible notes, face value	4,444
Unamortized loan discount
Total	5,000
Carrying value	5,000
Unamortized debt issuance cost (asset)	(1,506)
Toatal [Member]
Convertible Notes and Notes Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Notes payable, current portion	556
Convertible notes, net of current portion
Convertible notes, face value	19,444
Unamortized loan discount	(1,006)
Total	18,994
Carrying value	18,994
Unamortized debt issuance cost (asset)	$ (1,506)